Segment Information (Reportable Segments) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	$ 6,226	$ 4,277
Allowance for Funds Used During Construction, Investing Activities	16	35
Regulated Fuel Adjustment	59	61
Depreciation, Depletion and Amortization	856	588
Interest Expense	705	598
Internally Allocated Interest	0	0
Income (Loss) from Equity Method Investments	124	100
Income tax expense (recovery)	520	(22)
Net Income (Loss) Attributable to Parent	266	227
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	1,522	1,069
Assets, Total	28,771	29,221
Goodwill	5,805	6,213	$ 264
Investments subject to significant influence	1,215	947
All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	6,226	4,276
Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	0	1
Intersegment Eliminations [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	(58)	(36)
Allowance for Funds Used During Construction, Investing Activities	0	0
Regulated Fuel Adjustment	0	0
Depreciation, Depletion and Amortization	0	0
Interest Expense	0	0
Internally Allocated Interest	0	0
Income (Loss) from Equity Method Investments	0	0
Income tax expense (recovery)	0	0
Net Income (Loss) Attributable to Parent	0	0
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	0	0
Assets, Total	(86)	(113)
Goodwill	0
Investments subject to significant influence	0
Intersegment Eliminations [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	0	0
Intersegment Eliminations [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	(58)	(36)
Emera Florida And New Mexico Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	3,623	1,839
Allowance for Funds Used During Construction, Investing Activities	5	28
Regulated Fuel Adjustment	0	0
Depreciation, Depletion and Amortization	500	243
Interest Expense	248	125
Internally Allocated Interest	0	0
Income (Loss) from Equity Method Investments	0	0
Income tax expense (recovery)	529	100
Net Income (Loss) Attributable to Parent	99	172
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	910	547
Assets, Total	17,216	18,016
Goodwill	5,566	5,957
Investments subject to significant influence	0	0
Emera Florida And New Mexico Segment [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	3,623	1,839
Emera Florida And New Mexico Segment [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	0	0
Nova Scotia Power Inc Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	1,338	1,356
Allowance for Funds Used During Construction, Investing Activities	8	6
Regulated Fuel Adjustment	59	61
Depreciation, Depletion and Amortization	207	197
Interest Expense	134	127
Internally Allocated Interest	0	0
Income (Loss) from Equity Method Investments	0	0
Income tax expense (recovery)	0	12
Net Income (Loss) Attributable to Parent	129	130
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	385	304
Assets, Total	4,979	4,776
Goodwill	0	0
Investments subject to significant influence	0	0
Nova Scotia Power Inc Segment [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	1,335	1,354
Nova Scotia Power Inc Segment [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	3	2
Emera Maine Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	297	297
Allowance for Funds Used During Construction, Investing Activities	3	1
Regulated Fuel Adjustment	0	0
Depreciation, Depletion and Amortization	47	51
Interest Expense	20	19
Internally Allocated Interest	0	0
Income (Loss) from Equity Method Investments	1	0
Income tax expense (recovery)	27	23
Net Income (Loss) Attributable to Parent	46	47
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	82	85
Assets, Total	1,505	1,543
Goodwill	143	154
Investments subject to significant influence	13	13
Emera Maine Segment [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	297	297
Emera Maine Segment [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	0	0
Emera Caribbean Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	434	419
Allowance for Funds Used During Construction, Investing Activities	0	0
Regulated Fuel Adjustment	0	0
Depreciation, Depletion and Amortization	51	48
Interest Expense	25	15
Internally Allocated Interest	0	0
Income (Loss) from Equity Method Investments	3	3
Income tax expense (recovery)	0	14
Net Income (Loss) Attributable to Parent	31	100
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	72	87
Assets, Total	1,251	1,331
Goodwill	96	102
Investments subject to significant influence	39	39
Emera Caribbean Segment [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	434	419
Emera Caribbean Segment [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	0	0
Emera Energy Segment [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	465	309
Allowance for Funds Used During Construction, Investing Activities	0	0
Regulated Fuel Adjustment	0	0
Depreciation, Depletion and Amortization	48	45
Interest Expense	2	1
Internally Allocated Interest	(24)	(24)
Income (Loss) from Equity Method Investments	24	11
Income tax expense (recovery)	18	(53)
Net Income (Loss) Attributable to Parent	93	(110)
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	47	39
Assets, Total	1,575	1,702
Goodwill	0	0
Investments subject to significant influence	0	0
Emera Energy Segment [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	451	298
Emera Energy Segment [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	14	11
Corporate and Other [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	127	93
Allowance for Funds Used During Construction, Investing Activities	0	0
Regulated Fuel Adjustment	0	0
Depreciation, Depletion and Amortization	3	4
Interest Expense	276	311
Internally Allocated Interest	24	24
Income (Loss) from Equity Method Investments	96	86
Income tax expense (recovery)	(54)	(118)
Net Income (Loss) Attributable to Parent	(132)	(112)
Segment Reporting Information, Additional Information [Abstract]
Capital expenditures	26	7
Assets, Total	2,331	1,966
Goodwill	0	0
Investments subject to significant influence	1,163	895
Amortization Related to Unregulated Long Term Debt	24	13
Corporate and Other [Member] | All External Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	86	69
Corporate and Other [Member] | Internal Customers [Member]
Segment Reporting Information, Profit (Loss) [Abstract]
Revenues, Total	$ 41	$ 24